Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Current assets
Cash	$ 270,989	$ 439,135
Trade and other receivables	204,081	141,199
Inventories	158,453	143,105
Prepaid expenses and other current assets	15,338	16,717
Other financial assets	7,867	3,073
Taxes receivable	0	12,446
Total Current assets	656,728	755,675
Receivables	16,084	18,568
Inventories	37,573	22,006
Other financial assets	11,158	15,669
Intangibles and other assets	20,138	21,173
Property, plant and equipment	3,740,966	3,731,655
Deferred tax assets	133,584	101,899
Total Assets	4,616,231	4,666,645
Current liabilities
Trade and other payables	207,777	233,147
Taxes payable	15,243	2,701
Other liabilities	63,002	51,971
Other financial liabilities	100,702	24,713
Lease liabilities	33,529	33,473
Deferred revenue	88,963	102,782
Total Current liabilities	509,216	448,787
Other financial liabilities	120,972	194,378
Lease liabilities	44,473	30,041
Long-term debt	1,180,274	1,135,675
Deferred revenue	426,363	443,902
Pension obligations	6,252	23,316
Other employee benefits	128,588	129,508
Environmental and other provisions	461,501	331,799
Deferred tax liabilities	261,764	229,433
Total liabilities	3,139,403	2,966,839
Equity
Share capital	1,778,848	1,777,340
Reserves	(182)	(24,200)
Retained earnings	(301,838)	(53,334)
Total equity	1,476,828	1,699,806
Total liabilities and equity	$ 4,616,231	$ 4,666,645